Shareholder Report, Holdings (Details) - Convergence Long/Short Equity ETF	May 31, 2024
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Professional Scientific and Technical Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Wholesale Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Retail Trade [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mining Quarrying and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.30%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(49.30%)
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%